Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	IVEDA SOLUTIONS, INC.
Entity Central Index Key	0001397183
Entity Tax Identification Number	20-2222203
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1744 S. Val Vista Drive
Entity Address, Address Line Two	Ste. 213
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85204
City Area Code	(480)
Local Phone Number	307-8700
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false